Revolving Line of Credit (Tables)	12 Months Ended
Dec. 31, 2023
Revolving Line of Credit [Abstract]
Schedule of Revolving Line of Credit	Revolving line of credit as of December 31, 2023 and 2022 consisted of the following:
	December 31, 2023	December 31, 2022
Revolving loan	$4,330,540	$-
Less: debt discounts	(683,029)	-
Total revolving line of credit, net	3,647,511	-

Current portion of revolving line of credit	$-	$-
Revolving line of credit, net of current portion	$3,647,511	$-